Balance Sheets - USD ($)	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Current assets
Cash and cash equivalents	$ 5,230,394	$ 8,054,190	$ 7,353,061
Restricted cash	75,062	0
Accounts receivable, net	582,393	162,427	157,058
Inventory, net	438,966	524,707	39,442
Prepaid expenses and other	436,573	215,558	370,888
Prepaid research and development - related party (Note 10)	121,983	121,983	121,983
Investment in Acerus	1,272,298	1,041,362	0
Total current assets	8,157,669	10,120,227	8,042,432
Fixed assets, net	292,169	231,430	29,706
Developed technology, net	1,076,903	1,159,736	780,125
Customer contracts, net	1,249,875	1,353,375	711,000
Trade names, net	178,806	194,472	79,000
Natesto asset, net	9,890,435	10,549,797	0
Goodwill	221,000	221,000	74,000
In-process research and development		0	7,500,000
Patents, net	283,944	296,611	628,776
Long-term portion of prepaid research and development - related party (Note 10)	152,479	213,471	335,454
Deposits	2,888	2,888	4,886
Total non current assets	13,348,499	14,222,780	10,142,947
Total assets	21,506,168	24,343,007	18,185,379
Current liabilities
Accounts payable and accrued liabilities	2,445,849	3,519,711	1,195,368
Natesto payable	4,000,000	5,379,675	0
Accrued compensation	519,498	1,200,930	196,503
Deferred revenue		0	85,714
Deferred rent	6,187	4,109	0
Total current liabilities	6,971,534	10,104,425	1,477,585
Contingent consideration	4,003,229	3,869,122	664,000
Long-term deferred revenue		0	425,893
Deferred rent	4,787	8,215	1,449
Warrant derivative liability	79,844	275,992	0
Total liabilities	11,059,394	14,257,754	2,568,927
Commitments and contingencies (Note 6)
Stockholders' equity
Preferred Stock, par value $.0001; 50,000,000 shares authorized; none issued	0	0	0
Common Stock, par value $.0001; 100,000,000 shares authorized; shares issued and outstanding 10,845,566 (unaudited) and 3,741,944, respectively as of December 31, 2016 and June 30, 2016	1,085	374	119
Additional paid-in capital	67,548,690	56,646,304	38,997,674
Ampio stock subscription		0	(5,000,000)
Accumulated deficit	(57,103,001)	(46,561,425)	(18,381,341)
Total stockholders' equity	10,446,774	10,085,253	15,616,452
Total liabilities and stockholders' equity	$ 21,506,168	$ 24,343,007	$ 18,185,379